Leasing (Details) - Schedule of Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 661,799	$ 624,945
Operating lease liabilities-current	174,777	187,214
Operating lease liabilities-non-current	496,048	439,854
Total operating lease liabilities	$ 670,825	$ 627,068